Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [abstract]
Cash	$ 1,351.8	$ 1,337.9
Equity instruments	4,998.9	4,696.9
Debt instruments	2,387.2	2,128.1
Fair value of plan assets	$ 8,737.9	$ 8,162.9